WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	COMMUNICATIONS — 1.5%
12,685	IAC, Inc.*	$676,618
	CONSUMER DISCRETIONARY — 11.9%
8,727	Beacon Roofing Supply, Inc.*	855,421
9,855	Boot Barn Holdings, Inc.*	937,703
14,145	Caesars Entertainment, Inc.*	618,702
27,381	First Watch Restaurant Group, Inc.*	674,120
10,301	Planet Fitness, Inc. - Class A*	645,152
5,988	Texas Roadhouse, Inc.	924,966
1,942	Wingstop, Inc.	711,549
		5,367,613
	CONSUMER STAPLES — 5.5%
2,630	Casey's General Stores, Inc.	837,524
4,551	Five Below, Inc.*	825,460
10,956	Performance Food Group Co.*	817,756
		2,480,740
	ENERGY — 4.2%
13,225	Matador Resources Co.	883,033
57,707	Permian Resources Corp.	1,019,106
		1,902,139
	FINANCIALS — 4.6%
4,032	Evercore, Inc. - Class A	776,523
3,252	Primerica, Inc.	822,626
7,309	Western Alliance Bancorp	469,164
		2,068,313
	HEALTH CARE — 16.7%
12,963	ACADIA Pharmaceuticals, Inc.*	239,686
10,511	Arrowhead Pharmaceuticals, Inc.*	300,615
9,560	AtriCure, Inc.*	290,815
5,143	Axsome Therapeutics, Inc.*	410,411
10,979	Azenta, Inc.*	661,814
7,971	Bridgebio Pharma, Inc.*	246,463
2,024	Cytokinetics, Inc.*	141,903
13,223	Halozyme Therapeutics, Inc.*	537,912
7,933	Immunovant, Inc.*	256,315
16,298	Insmed, Inc.*	442,165
5,891	iRhythm Technologies, Inc.*	683,356
5,431	Keros Therapeutics, Inc.*	359,532
5,119	Natera, Inc.*	468,184
2,716	Repligen Corp.*	499,527

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
14,030	Rocket Pharmaceuticals, Inc.*	$377,968
2,021	Shockwave Medical, Inc.*	658,098
22,442	Surgery Partners, Inc.*	669,445
6,329	Ultragenyx Pharmaceutical, Inc.*	295,501
		7,539,710
	INDUSTRIALS — 20.6%
9,503	AMN Healthcare Services, Inc.*	594,032
5,133	Applied Industrial Technologies, Inc.	1,014,024
9,604	Casella Waste Systems, Inc. - Class A*	949,547
17,496	Cognex Corp.	742,180
20,661	CryoPort, Inc.*	365,700
8,865	John Bean Technologies Corp.	929,850
20,354	Mercury Systems, Inc.*	600,443
4,556	Regal Rexnord Corp.	820,536
1,601	Saia, Inc.*	936,585
4,249	Tetra Tech, Inc.	784,833
8,609	Timken Co.	752,685
17,062	WillScot Mobile Mini Holdings Corp.*	793,383
		9,283,798
	MATERIALS — 3.9%
22,397	Avient Corp.	972,030
8,149	Trex Co., Inc.*	812,863
		1,784,893
	REAL ESTATE — 1.3%
11,424	Rexford Industrial Realty, Inc. - REIT	574,627
	TECHNOLOGY — 27.6%
21,613	ACI Worldwide, Inc.*	717,768
3,871	Appfolio, Inc. - Class A*	955,130
9,877	BILL Holdings, Inc.*	678,747
6,041	Euronet Worldwide, Inc.*	664,087
13,707	Five9, Inc.*	851,342
8,340	MACOM Technology Solutions Holdings, Inc.*	797,638
8,476	Power Integrations, Inc.	606,458
24,927	Privia Health Group, Inc.*	488,320
15,655	Rambus, Inc.*	967,636
5,006	Science Applications International Corp.	652,732
8,356	Shift4 Payments, Inc. - Class A*	552,081
17,772	Smartsheet, Inc. - Class A*	684,222
4,411	SPS Commerce, Inc.*	815,594
1,279	Super Micro Computer, Inc.*	1,291,828

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
4,865	WEX, Inc.*	$1,155,583
11,285	WNS Holdings Ltd. - ADR*	570,231
		12,449,397
	TOTAL COMMON STOCKS
	(Cost $36,025,931)	44,127,848
	SHORT-TERM INVESTMENTS — 2.3%
1,048,349	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.09%[1]	1,048,349
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,048,349)	1,048,349
	TOTAL INVESTMENTS — 100.1%
	(Cost $37,074,280)	45,176,197
	Liabilities in Excess of Other Assets — (0.1)%	(25,668)
	TOTAL NET ASSETS — 100.0%	$45,150,529

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.